Nature of operations and summary of significant accounting policies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 15, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for doubtful accounts					$ 8,600	$ 7,100
Contract with customer, liability, revenue recognized			$ 4,100		4,000	2,900
Deferred offering costs capitalized	$ 0		0		1,100	0
Advertising costs					1,500	2,100
Impairment losses					0	0
Acquisition Costs, Period Cost					0	500
Amortization of Acquisition Costs					2,500	1,500
Tax positions					0	0
Unbilled receivables	62,800		62,800		57,000
Customer invoice			50,000
Deferred revenue	4,500		4,500		4,600
Additional paid-in capital	67,300		67,300		$ 23,100
Accrued expenses	44,200		44,200
Fair value of Earn-out Interests			7,000
Other income (expense)			67,100
Income tax expense (benefit)	$ 0	$ 300	$ 100	$ 1,000		$ 400
Effective tax rate	(0.00%)	1.40%	(0.00%)	2.20%	2.23%	2.42%
Net deferred tax liability	$ 200		$ 200		$ 178	$ 1,897
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Shares issued							160,000
Common Class A [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	1,488,519		1,488,519
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							880,000
Common Class B [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	8,900,840		8,900,840
Common Class V [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001
Issuance of Class B ordinary shares to Sponsor, shares			118,667,880